Convertible Redeemable Preferred Shares (Details) - Schedule of roll-forward of carrying amount of convertible redeemable preferred shares - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Temporary Equity [Line Items]
Beginning balance	$ 68,868,762	$ 55,316,068	$ 55,316,068	$ 19,245,342	$ 17,965,877
Accretion of preferred shares	2,001,777	1,754,165	3,865,430	3,029,529	1,796,987
Deemed dividends				2,084,786
Contribution from preferred shareholders in connection with modification				(101,948)
Foreign exchange adjustment	(1,617,361)	745,386	(2,120,041)	3,332,916	(517,522)
Ending balance		57,815,619	68,868,762	55,316,068	19,245,342
Issuance of preferred shares in exchange of cash			11,807,305	28,028,845
Issuance cost in issuance of preferred shares in exchange of cash				(303,402)
Re-designation of preferred shares
Series Seed [Member]
Temporary Equity [Line Items]
Beginning balance	1,078,376	1,118,712	1,118,712	1,238,880	1,274,990
Accretion of preferred shares
Deemed dividends
Contribution from preferred shareholders in connection with modification
Foreign exchange adjustment	(31,129)	14,746	(40,336)	110,835	(36,110)
Ending balance		1,133,458	1,078,376	1,118,712	1,238,880
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares				(231,003)
Series A [Member]
Temporary Equity [Line Items]
Beginning balance	3,135,822	3,077,673	3,077,673	3,707,516	3,465,025
Accretion of preferred shares	78,265	88,785	175,472	219,426	342,283
Deemed dividends
Contribution from preferred shareholders in connection with modification				(209)
Foreign exchange adjustment	(89,595)	41,390	(117,323)	324,933	(99,792)
Ending balance		3,207,848	3,135,822	3,077,673	3,707,516
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares				(1,173,993)
Series A-1 [Member]
Temporary Equity [Line Items]
Beginning balance	6,591,553	6,500,169	6,500,169	7,041,062	6,545,180
Accretion of preferred shares	150,753	171,017	337,994	487,866	684,567
Deemed dividends				635,609
Contribution from preferred shareholders in connection with modification				(51,555)
Foreign exchange adjustment	(188,491)	87,265	(246,610)	633,472	(188,685)
Ending balance		6,758,451	6,591,553	6,500,169	7,041,062
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares				(2,246,285)
Series A-2 [Member]
Temporary Equity [Line Items]
Beginning balance	4,629,590	4,513,809	4,513,809	3,255,187	2,999,512
Accretion of preferred shares	128,899	146,226	288,998	286,141	342,283
Deemed dividends				17,724
Contribution from preferred shareholders in connection with modification				(22,304)
Foreign exchange adjustment	(132,114)	60,852	(173,217)	330,580	(86,608)
Ending balance		4,720,887	4,629,590	4,513,809	3,255,187
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares				646,481
Series A-3 [Member]
Temporary Equity [Line Items]
Beginning balance	4,843,169	4,714,561	4,714,561	4,002,697	3,681,170
Accretion of preferred shares	138,186	156,760	309,818	354,146	427,854
Deemed dividends
Contribution from preferred shareholders in connection with modification				(27,880)
Foreign exchange adjustment	(138,170)	63,596	(181,210)	385,598	(106,327)
Ending balance		4,934,917	4,843,169	4,714,561	4,002,697
Issuance of preferred shares in exchange of cash
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares
Series B [Member]
Temporary Equity [Line Items]
Beginning balance	23,676,836	23,075,583	23,075,583
Accretion of preferred shares	663,291	752,449	1,487,127	1,111,345
Deemed dividends				1,314,269
Contribution from preferred shareholders in connection with modification
Foreign exchange adjustment	(675,618)	311,136	(885,874)	1,147,601
Ending balance		24,139,168	23,676,836	23,075,583
Issuance of preferred shares in exchange of cash				17,550,274
Issuance cost in issuance of preferred shares in exchange of cash				(191,622)
Re-designation of preferred shares				2,143,716
Series B+ [Member]
Temporary Equity [Line Items]
Beginning balance	12,707,581	12,315,561	12,315,561
Accretion of preferred shares	386,920	438,928	867,491	570,605
Deemed dividends				117,184
Contribution from preferred shareholders in connection with modification
Foreign exchange adjustment	(362,244)	166,401	(475,471)	399,897
Ending balance		12,920,890	12,707,581	12,315,561
Issuance of preferred shares in exchange of cash				10,478,571
Issuance cost in issuance of preferred shares in exchange of cash				(111,780)
Re-designation of preferred shares				861,084
Series C [Member]
Temporary Equity [Line Items]
Beginning balance	12,205,835
Accretion of preferred shares	455,463		398,530
Deemed dividends
Contribution from preferred shareholders in connection with modification
Foreign exchange adjustment
Ending balance			12,205,835
Issuance of preferred shares in exchange of cash			$ 11,807,305
Issuance cost in issuance of preferred shares in exchange of cash
Re-designation of preferred shares